SCHEDULE OF AMORTIZATION EXPENSE (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
2026	$ 14
2027	14
2028	14
2029	14
2030	14
2031 and thereafter	28
Net carrying value	$ 98	$ 112